Organization and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Organization and Subsidiaries [Abstract]
Schedule of subsidiaries by business activity

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
Alabama Sand and Gravel, Inc.	—	100.0	North America – Silicon	Delaware - USA
Alden Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
Alden Sales Corporation, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group, LLC	—	100.0	North America – Silicon	Delaware - USA
ECPI, Inc.	—	100.0	North America – Silicon	Delaware - USA
Gatliff Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe BG, LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Financial LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe Metallurgical Inc.	—	100.0	North America – Silicon	Delaware - USA
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys I, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys II, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises, LLC	—	100.0	North America – Silicon	Delaware - USA
GSM Sales, Inc.	—	100.0	North America – Silicon	Delaware - USA
Laurel Ford Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
LF Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
Metallurgical Process Materials, LLC	—	100.0	North America – Silicon	Delaware - USA
Norchem, Inc.	—	100.0	North America – Silicon	Florida - USA
QSIP Canada ULC	—	100.0	North America – Silicon	Canada
Quebec Silicon General Partner	—	51.0	North America – Silicon	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon	Canada
Tennessee Alloys Company, LLC	—	100.0	North America – Silicon	Delaware - USA
West Virginia Alloys, Inc.	—	100.0	North America – Silicon	Delaware - USA
WVA Manufacturing, LLC	—	51.0	North America – Silicon	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Europe – Silicon	A Coruña - Spain
FerroPem, S.A.S.	—	100.0	Europe – Silicon	France
Rocas, Arcillas y Minerales, S.A.	—	100.0	Europe – Silicon	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
Grupo FerroAtlántica, S.A.U.	—	100.0	Europe – Manganese and Silicon	Madrid - Spain
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	South Africa – Silicon	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Cuarzos Indus. de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Grupo FerroAtlántica de Servicios, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroglobe Holding Company, LTD	100	100.0	Other segments	United Kingdom
Ferroglobe Finance Company, PLC	—	100.0	Other segments	United Kingdom
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group S.L.	—	100.0	Other segments	Spain
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
Globe Argentina Holdco, LLC	—	100.0	Other segments	Delaware - USA
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc.	—	100.0	Other segments	Delaware - USA
GSM Financial, Inc.	—	100.0	Other segments	Delaware - USA
GSM Netherlands, B.V.	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S.	—	100.0	Other segments	France
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong - Yunnan - China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, S.A.S.	—	100.0	Other segments	France
Ferroglobe Innovation, S.L.U	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - USA
Ultracore Energy S.A.	—	100.0	Other segments	Argentina

2020 Subsidiaries

	Percentage of Ownership
	Direct	Total	Reporting Segment	Registered
Alabama Sand and Gravel, Inc.	—	100.0	North America – Silicon	Delaware - USA
Alden Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
Alden Sales Corporation, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Resources, LLC	—	100.0	North America – Silicon	Delaware - USA
ARL Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Core Metals Group, LLC	—	100.0	North America – Silicon	Delaware - USA
ECPI, Inc.	—	100.0	North America – Silicon	Delaware - USA
Gatliff Services, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe BG, LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Financial LLC	—	100.0	North America – Silicon	Delaware - USA
GBG Holdings, LLC	—	100.0	North America – Silicon	Delaware - USA
Globe Metallurgical Inc.	—	100.0	North America – Silicon	Delaware - USA
Globe Metals Enterprises, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys I, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Alloys II, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises Holdings, Inc.	—	100.0	North America – Silicon	Delaware - USA
GSM Enterprises, LLC	—	100.0	North America – Silicon	Delaware - USA
GSM Sales, Inc.	—	100.0	North America – Silicon	Delaware - USA
Laurel Ford Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
LF Resources, Inc.	—	100.0	North America – Silicon	Delaware - USA
Metallurgical Process Materials, LLC	—	100.0	North America – Silicon	Delaware - USA
Norchem, Inc.	—	100.0	North America – Silicon	Florida - USA
QSIP Canada ULC	—	100.0	North America – Silicon	Canada
Quebec Silicon General Partner	—	51.0	North America – Silicon	Canada
Quebec Silicon Limited Partnership	—	51.0	North America – Silicon	Canada
Tennessee Alloys Company, LLC	—	100.0	North America – Silicon	Delaware - USA
West Virginia Alloys, Inc.	—	100.0	North America – Silicon	Delaware - USA
WVA Manufacturing, LLC	—	51.0	North America – Silicon	Delaware - USA
Cuarzos Industriales, S.A.U.	—	100.0	Europe – Silicon	A Coruña - Spain
Ferroatlántica del Cinca, S.L.	—	99.9	Europe – Manganese	Madrid - Spain
Ferroatlántica de Sabón, S.L.U.	—	100.0	Europe – Silicon	Madrid - Spain
Ferroatlántica de Boo, S.L.U.	—	100.0	Europe – Manganese	Madrid - Spain
Ferroatlántica Participaciones, S.L.U.	—	100.0	Other segments	Madrid - Spain
Ferroglobe Mangan Norge A.S.	—	100.0	Europe – Manganese	Norway
Ferroglobe Manganese France S.A.S.	—	100.0	Europe – Manganese	France
FerroPem, S.A.S.	—	100.0	Europe – Silicon	France
Ferrous Receivables DAC.	—	100.0	Other segments	Ireland
Grupo FerroAtlántica, S.A.U.	100	100.0	Europe – Manganese	Madrid - Spain
Grupo FerroAtlántica de Servicios, S.L.U.	—	100.0	Other segments	Madrid - Spain
Kintuck (France) S.A.S.	—	100.0	Europe – Manganese	France
Kintuck A.S.	—	100.0	Europe – Manganese	Norway
Rocas, Arcillas y Minerales, S.A.	—	100.0	Europe – Silicon	A Coruña - Spain
Rebone Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Silicon Smelters (Pty.), Ltd.	—	100.0	South Africa – Silicon	Polokwane - South Africa
Silicon Technology (Pty.), Ltd.	—	100.0	South Africa – Silicon	South Africa
Thaba Chueu Mining (Pty.), Ltd.	—	74.0	South Africa – Silicon	Polokwane - South Africa
Cuarzos Indus. de Venezuela (Cuarzoven), S.A.	—	100.0	Other segments	Venezuela
Emix, S.A.S.	—	100.0	Other segments	France
Ferroatlántica de México, S.A. de C.V.	—	100.0	Other segments	Nueva León - Mexico
Ferroatlántica de Venezuela (FerroVen), S.A.	—	99.9	Other segments	Venezuela
Ferroatlántica Deutschland, GmbH	—	100.0	Other segments	Germany
Ferroatlántica do Brasil Mineraçao Ltda.	—	70.0	Other segments	Brazil
Ferroatlántica I+D, S.L.U.	—	100.0	Other segments	Madrid - Spain
FerroAtlántica International Ltd.	—	100.0	Other segments	United Kingdom
Ferroglobe Services (UK) Ltd.	100	100.0	Other segments	United Kingdom
FerroManganese Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferroquartz Holdings, Ltd. (Hong Kong)	—	100.0	Other segments	Hong Kong
FerroQuartz Mauritania S.A.R.L.	—	90.0	Other segments	Mauritania
Ferrosolar OPCO Group S.L.	—	100.0	Other segments	Spain
Ferrosolar R&D S.L.	—	50.0	Other segments	Spain
FerroTambao, S.A.R.L.	—	90.0	Other segments	Burkina Faso
Globe Argentina Holdco, LLC	—	100.0	Other segments	Delaware - USA
Globe Metales S.R.L.	—	100.0	Other segments	Argentina
Globe Specialty Metals, Inc.	100	100.0	Other segments	Delaware - USA
GSM Financial, Inc.	—	100.0	Other segments	Delaware - USA
GSM Netherlands, B.V.	—	100.0	Other segments	Netherlands
Hidroelectricité de Saint Beron, S.A.S.	—	100.0	Other segments	France
Mangshi FerroAtlántica Mining Industry Service Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Mangshi Sinice Silicon Industry Company Limited	—	100.0	Other segments	Mangshi, Dehong -Yunnan -China
Ningxia Yonvey Coal Industrial Co., Ltd.	—	98.0	Other segments	China
Photosil Industries, S.A.S.	—	100.0	Other segments	France
Silicio Ferrosolar, S.L.U.	—	100.0	Other segments	Spain
Solsil, Inc.	—	92.4	Other segments	Delaware - USA
Ultracore Energy S.A.	—	100.0	Other segments	Argentina